S000003879 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Ex-U.S. Index-NR (reflects no deduction for fees, expenses or taxes but are net of dividend tax withholdings)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	32.39%	7.91%	8.41%
MSCI Emerging Markets Index-NR (index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	4.20%	8.42%
Putnam VT Emerging Markets Equity Linked Benchmark (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		33.57%	4.20%	8.01%
Class IA Shares
Prospectus [Line Items]
Average Annual Return, Percent		34.49%	4.02%	7.29%
Class IB Shares
Prospectus [Line Items]
Average Annual Return, Percent		34.16%	3.75%	7.01%

[1]	Effective May 1, 2026, the fund will no longer compare its performance to the MSCI All Country World Ex-U.S. Index-NR.